Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Redeemable convertible preferred stock (Series A and B ), Par value	$ 0.001	$ 0.001
Redeemable convertible preferred stock (Series A and B), Shares authorized	0	49,178,527
Redeemable convertible preferred stock (Series A and B), Shares issued	0	49,178,527
Redeemable convertible preferred stock (Series A and B), Shares outstanding	0	49,178,527
Preferred stock, par value	$ 0.001	$ 0.000
Preferred stock, Shares authorized	10,000,000	0
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	70,000,000
Common stock, Shares issued	34,327,554	4,458,547
Common stock, Shares outstanding	33,305,033	2,351,247